SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 03, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of deferred tax liability
Schedule of provision for income taxes
Schedule of Federal statutory tax rate